Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Matching loans to related parties and loan between Changyou and Sohu	$ 466,108	$ 419,507
Loan between Changyou and Sohu	76,520	0
Accounts payable	24,647	23,869
Receipts in advance and deferred revenue	42,917	43,541
Accrued salary and benefits	39,084	29,765
Accrued liabilities to suppliers	26,325	19,503
Tax payables	19,468	8,381
Matching loans from related parties	396,192	378,678
Other short-term liabilities	404,878	387,537
Liabilities held for sale	0	3,902
Other long-term liabilities	$ 14,904	$ 14,039
Treasury shares, shares (in shares)	2,730	2,730
Class A ordinary shares [Member]
Ordinary shares, par value per share (in US dollars per share)	$ 0.01
Ordinary shares, authorized (in shares)	200,000
Ordinary shares, issued (in shares)	35,186	34,501
Ordinary shares, outstanding (in shares)	35,186	34,501
Class B ordinary shares [Member]
Ordinary shares, par value per share (in US dollars per share)	$ 0.01
Ordinary shares, authorized (in shares)	97,740
Ordinary shares, issued (in shares)	70,250	70,250
Ordinary shares, outstanding (in shares)	70,250	70,250
Consolidated VIEs [Member]
Accounts payable	$ 3,904	$ 7,799
Receipts in advance and deferred revenue	29,597	30,785
Accrued salary and benefits	462	126
Accrued liabilities to suppliers	2,073	3,802
Tax payables	413	903
Other short-term liabilities	3,163	3,633
Liabilities held for sale	0	3,232
Other long-term liabilities	$ 14,114	$ 13,295